SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Apr. 30, 2023	Jul. 31, 2022
Operating Lease
Operating lease asset	$ 210,454
Total lease asset	210,454
Operating lease liability – current portion	37,618
Operating lease liability – noncurrent portion	173,084
Total lease liability	$ 210,702